Classification and measurement of financial instruments - Additional Information (Detail) $ in Millions			12 Months Ended
	Jul. 25, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value losses on contingent purchase consideration	$ 38
Cash consideration			$ 299	$ 22
Contingent purchase consideration			$ 90	102
Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Beneficial interest		49.00%	49.00%
Description of payment of stock option exercised			At 31 December 2019, it is assumed that $39m will be paid in 2026 to acquire an additional 25% of RHW with the remaining 24% acquired in 2028 for $42m. This assumes that the options will be exercised at the earliest permissible date which is consistent with the assumption made on acquisition. The amount recognised in the financial statements is the discounted value of the total expected amount payable of $81m. The discount rate applied is based on observable US corporate bond rates of similar term to the expected payment dates.
Cash consideration		$ 13
Contingent Consideration change description			The significant unobservable inputs used to determine the fair value of the contingent purchase consideration are the projected trailing revenues of RHW and the date of exercising the options. If the annual trailing revenue of RHW were to exceed the floor by 10%, the amount of the contingent purchase consideration recognised in the financial statements would increase by $7m (2018: $5m). If the date for exercising the options is assumed to be 2033, the amount of the undiscounted contingent purchase consideration would be $86m (2018: $86m).
Contingent purchase consideration			$ 66	55
Regent [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities			81
Regent [member] | Top of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities			261
UK Portfolio [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent purchase consideration			20	54
Six Senses [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent purchase consideration			5	0
Payable 2021 [member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities incurred			13
Payable 2024 [member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities incurred			13
Payment due in 2026 [member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Cash consideration			$ 39
Payment due in 2026 [member] | Regent [member] | Regent Hospitality Worldwide Inc [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage to be acquired on exercise			25.00%
Cash consideration years			2026
Payment due in 2028 [member] | Regent [member] | Regent Hospitality Worldwide Inc [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Cash consideration			$ 42
Percentage to be acquired on exercise			24.00%
Cash consideration years			2028
Discount rate, measurement input [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Discount Rate For Forecast Base Rentals			9.25%
Discount rate, measurement input [member] | Contingent consideration [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of possible increase in unobservable input, liabilities			1.00%
Percentage of possible decrease in unobservable input, liabilities			1.00%
Annual trailing revenue exceeding the floor [Member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Sensitivity analysis annual trailing revenue exceeding the floor			10.00%
Increase (decrease) in contingent consideration			$ 7	5
Exercising the options in 2033 [Member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Date for exercising the options			2033
Contingent purchase consideration			$ 86	86
Weighted average cost of capital, measurement input [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Discount Rate For Forecast Base Rentals			9.70%
Unquoted equity investments [member] | Non Marketability Factor [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Increase or (decrease) in fair value due to possible decrease in unobservable input, assets			$ 2	1
Percentage point increase decrease in non marketability			5.00%
Unquoted equity investments [member] | Share of net assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of possible increase in unobservable input, assets			10.00%
Percentage of possible decrease in unobservable input, assets			10.00%
Increase or (decrease) in fair value due to possible decrease in unobservable input, assets			$ 9	$ 8
Unquoted equity investments [member] | Revenue multple, measurement input [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Average price earnings ratio for a competitor group			23.2	19.9
Non-marketability factor			30.00%	30.00%
Percentage of possible increase in unobservable input, assets			10.00%
Percentage of possible decrease in unobservable input, assets			10.00%
Increase or (decrease) in fair value due to possible decrease in unobservable input, assets			$ 2	$ 2